Transactions with DCIP (Detail) - Digital Cinema Implementation Partners LLC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Equipment lease payments	$ 4,474	$ 4,012	$ 3,853
Warranty reimbursements from DCIP	$ (4,329)	$ (3,169)	$ (1,893)